Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

14.	Subsequent events

a)	The Company issued 10,000,000 ordinary shares pursuant to the exercise, by a related party, of the option to acquire 10,000,000 shares of the Company at a price of $0.012 per share. The consideration for the exercise price of $120,000 was settled through the extinguishment of $90,000 of accounts payable related to consulting services and $30,000 for prepayment of consulting services.

b)	The maturity date of the KWC Loan Agreement was extended to December 31, 2025 and the interest rate was modified from Singapore prime plus 1% to Singapore Overnight Borrowing Rate plus 1%.